Convertible debentures (Details)											3 Months Ended		12 Months Ended
	Mar. 28, 2025 USD ($) $ / shares shares	Mar. 28, 2025 CAD ($) shares	Mar. 25, 2025 shares	Mar. 06, 2025 USD ($) $ / shares shares	Mar. 06, 2025 CAD ($) shares	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 07, 2025 USD ($) $ / shares shares	Jan. 20, 2025 USD ($) $ / shares shares	Jan. 20, 2025 CAD ($) shares	Dec. 13, 2024 $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares
Convertible debentures (Details) [Line Items]
Number of convertible debentures issued (in Shares) | shares	2,420	2,420	25,257	100	100	221,237	152,577	1,480	1,480				1,000	1,000
Issue price per share (in Dollars per share) | $ / shares	$ 6.6			$ 4.85				$ 4.85					$ 1,000
Total gross proceeds	$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000				$ 702,700	$ 1,000,000
Bear interest at a rate													1.25%	1.25%
Conversion price (in Dollars per share) | $ / shares	$ 6.6			$ 4.85		$ 4.85	$ 4.85	$ 4.85		$ 6.25	$ 6.25		$ 6.25
Exercise price (in Dollars per share) | $ / shares	$ 7			$ 5.25				$ 5.25					$ 7
Initial fair value of the warrants	$ 1,218,875			$ 38,702				$ 405,656					$ 245,147
Value of conversion	$ 1,954,755			$ 30,000			$ 599,770	$ 599,770			$ 30,000		320,000
Fair value of warrants											911,360		280,000
Gain on change in fair value											631,360
Warrants per debenture per unit (in Dollars per share) | $ / shares	$ 76			$ 103.093				$ 103.093
Converted debentures (in Shares) | shares						373,814
Converted debt						$ 656,513	$ 2,912,862
Interest penalty						$ 301,936
loss on issuance of convertible debt											$ 1,490,278
Debentures units (in Shares) | shares											2,420
Loss on issuance of convertible debt											$ 1,490,278	$ 0
Total for all related parties [member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares											330
Loss on issuance of convertible debt											$ 1,059,206
Debentures Units Issued One [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares											330
Debentures Units Issued Two [Member]
Convertible debentures (Details) [Line Items]
Debentures units (in Shares) | shares											1,060